Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities [Abstract]
Schedule of acrrued liabilities
Accrued liabilities are comprised of the following:

	December 31,
	2022	2023
Interest on long-term debt	$2,235	$2,910
Vessels’ operating and voyage expenses	7,305	3,413
Commissions	464	512
Interest on derivatives and other finance expenses	635	1,316
General and administrative expenses	127	232
Total	$10,766	$8,383